Earnings Per Share	6 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings per share

Note 29. Earnings per share

	Consolidated
	December 2024	December 2023
	$	$
Loss after income tax attributable to the owners of Gelteq Limited	(3,304,359)	(1,685,644)

	Number	Number
Weighted average number of ordinary shares used in calculating basic earnings per share	8,620,569	8,118,075

Weighted average number of ordinary shares used in calculating diluted earnings per share*	8,620,569	8,118,075

	$	$
Basic loss per share	(0.38)	(0.21)
Diluted loss per share	(0.38)	(0.21)

In accordance with a resolution of the directors of Gelteq Ltd, the directors of the Company declare that:

In the directors’ opinion:

●	the financial statements and notes set out in this document are in accordance with requirements of the International Financial Reporting Standards (IFRS), including:

(i)	complying with International Accounting Standard IAS 34 — Interim Financial Reporting as issued by the International Accounting Standards Board, and

(ii)	present fairly in all material respects the Consolidated Entity’s financial position as at 31 December 2024 and 30 June 2024, and the results of its operations and its cash flows for each of the six month periods ended 31 December 2024 and 31 December 2023, and

●	there are reasonable grounds to believe that the Consolidated Entity will be able to pay its debts as and when they become due and payable.